UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Income Opportunities Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 66	0.64%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight allocation to software services contributed to Fund performance. Additional overweights in the chemicals and beverage sector were also additive to Fund returns for the period.
Security selection
| Fund holdings that contributed most to performance during the period included an overweight to an airline company and a holding in a satellite television company.
Credit
| Allocations to lower-rated high-yield debt, cash, and lower-rated investment-grade debt positively contributed to Fund performance for the period.
Top Performance Detractors
Allocation
| An underweight allocation to the specialty retail sector detracted most from Fund performance. A portfolio overweight to health facilities also detracted.
Security selection
| Security selection within the specialty retail sector detracted from Fund performance, as did an overweight position in an insurance company.
Credit
| Allocations to nonrated debt issues as well as allocations to higher-rated high-yield bonds had a negative relative impact on the Fund’s performance for the year.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	5.90	3.30	4.44
ICE BofA BB-B US Cash Pay High Yield Constrained Index	6.83	3.63	4.86
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 521,520,551
Total number of portfolio holdings	445
Management services fees (represents 0.66% of Fund average net assets)	$ 1,156,460
Portfolio turnover for the reporting period	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
NuStar Logistics LP 04/28/2027 5.625%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
Carnival Corp. 08/01/2028 4.000%	0.6%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose
Value

Columbia Variable Portfolio – Income Opportunities Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 92	0.89%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight allocation to software services contributed to Fund performance. Additional overweights in the chemicals and beverage sector were also additive to Fund returns for the period.
Security selection
| Fund holdings that contributed most to performance during the period included an overweight to an airline company and a holding in a satellite television company.
Credit
| Allocations to lower-rated high-yield debt, cash, and lower-rated investment-grade debt positively contributed to Fund performance for the period.
Top Performance Detractors
Allocation
| An underweight allocation to the specialty retail sector detracted most from Fund performance. A portfolio overweight to health facilities also detracted.
Security selection
| Security selection within the specialty retail sector detracted from Fund performance, as did an overweight position in an insurance company.
Credit
| Allocations to nonrated debt issues as well as allocations to higher-rated high-yield bonds had a negative relative impact on the Fund’s performance for the year.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	5.71	3.07	4.20
ICE BofA BB-B US Cash Pay High Yield Constrained Index	6.83	3.63	4.86
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 521,520,551
Total number of portfolio holdings	445
Management services fees (represents 0.66% of Fund average net assets)	$ 1,156,460
Portfolio turnover for the reporting period	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
NuStar Logistics LP 04/28/2027 5.625%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
Carnival Corp. 08/01/2028 4.000%	0.6%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors,
Inc
., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
All
rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund
Class 3
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Income Opportunities Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 79	0.76%
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table
.
Top Performance Contributors
Allocation
| An overweight allocation to software services contributed to Fund performance. Additional overweights in the chemicals and beverage sector were also additive to Fund returns for the period.
Security selection
| Fund holdings that contributed most to performance during the period included an overweight to an airline company and a holding in a satellite television company.
Credit
| Allocations to lower-rated high-yield debt, cash, and lower-rated investment-grade debt positively contributed to Fund performance for the period.
Top Performance Detractors
Allocation
| An underweight allocation to the specialty retail sector detracted most from Fund performance. A portfolio overweight to health facilities also detracted.
Security selection
| Security selection within the specialty retail sector detracted from Fund performance, as did an overweight position in an insurance company.
Credit
| Allocations to nonrated debt issues as well as allocations to higher-rated high-yield bonds had a negative relative impact on the Fund’s performance for the year.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	5.90	3.21	4.33
ICE BofA BB-B US Cash Pay High Yield Constrained Index	6.83	3.63	4.86
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 521,520,551
Total number of portfolio holdings	445
Management services fees (represents 0.66% of Fund average net assets)	$ 1,156,460
Portfolio turnover for the reporting period	34%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Picard Midco, Inc. 03/31/2029 6.500%	0.8%
NuStar Logistics LP 04/28/2027 5.625%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
Carnival Corp. 08/01/2028 4.000%	0.6%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,430	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Income Opportunities Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Income Opportunities Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	99
Ziff Davis Holdings, Inc.(a),(b),(c)	553	5
Total		104
Total Communication Services		104
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	216	20,455
Total Consumer Discretionary		20,455
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	8,901
Total Industrials		8,901
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,986)		29,460

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.8%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	4,192,608	3,941,303
Total Convertible Bonds (Cost $3,933,865)			3,941,303

Corporate Bonds & Notes 95.2%

Aerospace & Defense 1.9%
Bombardier, Inc.(d)
04/15/2027	7.875%	113,000	113,054
11/15/2030	8.750%	972,000	1,045,707
Moog, Inc.(d)
12/15/2027	4.250%	447,000	426,711
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	482,000	516,702
11/15/2030	9.750%	474,000	524,125
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
08/15/2028	6.750%	357,000	360,491
03/01/2029	6.375%	2,048,000	2,054,349
03/01/2032	6.625%	3,299,000	3,329,071
01/15/2033	6.000%	1,306,000	1,280,009
Total			9,650,219
Airlines 1.2%
American Airlines, Inc.(d)
05/15/2029	8.500%	996,000	1,044,692
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,565,803	1,562,126
04/20/2029	5.750%	3,395,138	3,369,148
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	494,486	497,724
Total			6,473,690
Automotive 1.6%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	50,000	49,500
10/01/2029	5.000%	845,000	772,607
Ford Motor Credit Co. LLC
06/16/2025	5.125%	512,000	511,594
11/13/2025	3.375%	734,000	722,762
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	554,000	509,217
04/30/2033	5.625%	872,000	765,872
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	607,000	606,818
11/15/2032	8.000%	1,009,000	1,015,075
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	364,000	362,655
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	299,743
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	790,000	775,422
04/23/2032	6.875%	2,183,000	2,072,950
Total			8,464,215
Banking 0.0%
Ally Financial, Inc.(f)
Subordinated
01/17/2040	6.646%	72,000	70,048
Brokerage/Asset Managers/Exchanges 1.5%
AG Issuer LLC(d)
03/01/2028	6.250%	787,000	780,278
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	2,396,000	2,483,812
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	3,022,000	3,296,356
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,033,000	1,026,430
Total			7,586,876
Building Materials 0.8%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	402,250
11/15/2029	3.875%	854,000	777,764
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	505,265
08/01/2030	6.500%	175,000	177,487
Interface, Inc.(d)
12/01/2028	5.500%	134,000	131,330
Masterbrand, Inc.(d)
07/15/2032	7.000%	500,000	503,614
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	346,000	346,940
Standard Industries, Inc.(d)
01/15/2028	4.750%	533,000	511,063
07/15/2030	4.375%	558,000	508,783
Summit Materials LLC/Finance Corp.(d)
01/15/2031	7.250%	266,000	282,151
Total			4,146,647
Cable and Satellite 5.7%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	787,000	772,996
06/01/2029	5.375%	2,500,000	2,388,271
03/01/2030	4.750%	4,190,000	3,826,000
08/15/2030	4.500%	3,366,000	3,021,022
02/01/2031	4.250%	691,000	601,901
02/01/2032	4.750%	1,532,000	1,343,659
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	175,000	150,697
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	1,242,000	1,007,673
DISH Network Corp.(d)
11/15/2027	11.750%	2,722,000	2,878,924
EchoStar Corp.
11/30/2029	10.750%	1,943,075	2,089,759
EchoStar Corp.(e)
11/30/2030	6.750%	878,000	796,499
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	324,841
08/01/2027	5.000%	1,057,000	1,027,408
07/15/2028	4.000%	1,108,000	1,020,997
07/01/2030	4.125%	2,011,000	1,755,031
Virgin Media Finance PLC(d)
07/15/2030	5.000%	2,120,000	1,791,251
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	161,214
VZ Secured Financing BV(d)
01/15/2032	5.000%	2,316,000	2,045,517
Ziggo Bond Co. BV(d)
02/28/2030	5.125%	858,000	773,616
Ziggo BV(d)
01/15/2030	4.875%	2,273,000	2,079,844
Total			29,857,120
Chemicals 4.2%
Ashland LLC(d)
09/01/2031	3.375%	2,172,000	1,846,665
Avient Corp.(d)
08/01/2030	7.125%	748,000	765,195
11/01/2031	6.250%	56,000	55,351
Axalta Coating Systems Dutch Holding B BV(d)
02/15/2031	7.250%	1,256,000	1,299,740
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,422,000	1,291,441
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	320,000	324,232
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,091,000	1,034,611
HB Fuller Co.
10/15/2028	4.250%	109,000	102,005
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	379,965
INEOS Finance PLC(d)
04/15/2029	7.500%	1,535,000	1,572,662
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	1,980,000	2,089,663
Ingevity Corp.(d)
11/01/2028	3.875%	1,138,000	1,039,796
Innophos Holdings, Inc.(d)
06/15/2029	11.500%	232,000	240,120
Methanex US Operations, Inc.(d)
03/15/2032	6.250%	792,000	783,078
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,396,000	1,307,496
11/15/2028	9.750%	2,203,000	2,336,182
06/15/2031	7.250%	1,782,000	1,809,131
SPCM SA(d)
03/15/2027	3.125%	621,000	585,806
WR Grace Holdings LLC(d)
06/15/2027	4.875%	1,315,000	1,273,995
08/15/2029	5.625%	833,000	767,226
03/01/2031	7.375%	1,002,000	1,023,266
Total			21,927,626
Construction Machinery 1.8%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	4,196,000	3,842,407
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,301,000	1,282,381
06/15/2029	6.625%	1,250,000	1,265,233
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	759,000	775,477
03/15/2031	7.750%	1,967,000	2,056,895
Total			9,222,393
Consumer Cyclical Services 0.9%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	2,815,000	2,585,733
Match Group, Inc.(d)
06/01/2028	4.625%	342,000	325,861
02/15/2029	5.625%	2,098,000	2,037,232
Total			4,948,826
Consumer Products 1.3%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	1,810,000	1,781,806
Newell Brands, Inc.
09/15/2027	6.375%	771,000	777,393
05/15/2030	6.375%	775,000	777,684
05/15/2032	6.625%	776,000	781,241
Prestige Brands, Inc.(d)
01/15/2028	5.125%	802,000	782,277
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	586,000	510,914
02/01/2032	4.375%	1,451,000	1,264,498
Total			6,675,813
Diversified Manufacturing 2.8%
Chart Industries, Inc.(d)
01/01/2030	7.500%	737,000	766,468
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	2,029,000	2,031,492
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	753,000	757,021
Esab Corp.(d)
04/15/2029	6.250%	1,030,000	1,043,189
Gates Corp. (The)(d)
07/01/2029	6.875%	748,000	761,090
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	278,124
Resideo Funding, Inc.(d)
09/01/2029	4.000%	2,215,000	2,005,779
07/15/2032	6.500%	1,287,000	1,288,193
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,840,000	1,802,050
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	773,000	785,911
03/15/2029	6.375%	1,274,000	1,288,969
03/15/2032	6.625%	1,516,000	1,537,849
Total			14,346,135
Electric 5.2%
Alpha Generation LLC(d)
10/15/2032	6.750%	1,031,000	1,019,335
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	527,000	497,931
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	1,049,000	1,043,244
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	964,000	921,737
02/15/2031	3.750%	2,339,000	2,035,511
01/15/2032	3.750%	1,795,000	1,531,414
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	843,000	770,943
Lightning Power LLC(d)
08/15/2032	7.250%	868,000	893,386
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	1,923,000	1,839,415
09/15/2027	4.500%	464,000	442,209
01/15/2029	7.250%	819,000	838,199
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,639,000	2,564,914
07/15/2029	5.750%	29,000	28,460
02/15/2031	3.625%	1,449,000	1,265,692
02/01/2033	6.000%	164,000	159,313
11/01/2034	6.250%	1,051,000	1,031,376
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	193,000	180,854
PG&E Corp.
07/01/2028	5.000%	141,000	137,722
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,678,000	2,572,934
01/15/2030	4.750%	1,667,000	1,543,441
Vistra Operations Co. LLC(d)
02/15/2027	5.625%	585,000	583,259
07/31/2027	5.000%	154,000	151,059
10/15/2031	7.750%	2,464,000	2,581,141
04/15/2032	6.875%	2,524,000	2,583,593
Total			27,217,082
Environmental 0.6%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	56,271
GFL Environmental, Inc.(d)
08/01/2028	4.000%	410,000	388,134
01/15/2031	6.750%	763,000	784,196
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	1,867,000	1,864,732
Total			3,093,333
Finance Companies 4.4%
GGAM Finance Ltd.(d)
06/15/2028	8.000%	966,000	1,014,558
04/15/2029	6.875%	770,000	782,371
03/15/2030	5.875%	1,584,000	1,557,467
Navient Corp.
06/25/2025	6.750%	490,000	490,819
03/15/2029	5.500%	1,362,000	1,284,556
03/15/2031	11.500%	1,137,000	1,271,934
08/01/2033	5.625%	1,448,000	1,252,442
OneMain Finance Corp.
05/15/2029	6.625%	1,843,000	1,865,554
03/15/2030	7.875%	1,970,000	2,055,252
09/15/2030	4.000%	301,000	266,451
05/15/2031	7.500%	1,517,000	1,558,643
11/15/2031	7.125%	107,000	108,984
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	1,743,000	1,787,630
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,007,000	1,748,554
10/15/2033	4.000%	3,323,000	2,766,389
Springleaf Finance Corp.
11/15/2029	5.375%	33,000	31,767
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	777,000	767,438
04/15/2029	5.500%	1,355,000	1,301,244
UWM Holdings LLC(d)
02/01/2030	6.625%	839,000	833,681
Total			22,745,734
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.1%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	797,000	783,378
06/15/2030	6.000%	1,547,000	1,526,287
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	357,000	353,446
Performance Food Group, Inc.(d)
09/15/2032	6.125%	538,000	537,696
Post Holdings, Inc.(d)
02/15/2032	6.250%	2,312,000	2,295,989
10/15/2034	6.250%	1,324,000	1,293,354
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	554,000	515,352
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	2,535,000	2,343,740
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	186,060
01/15/2032	7.250%	986,000	1,017,339
Total			10,852,641
Gaming 3.2%
Boyd Gaming Corp.
12/01/2027	4.750%	811,000	786,200
Boyd Gaming Corp.(d)
06/15/2031	4.750%	113,000	104,319
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	1,257,000	1,280,036
02/15/2032	6.500%	1,780,000	1,788,648
10/15/2032	6.000%	1,600,000	1,542,550
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	790,000	775,292
Churchill Downs, Inc.(d)
05/01/2031	6.750%	1,284,000	1,294,654
International Game Technology PLC(d)
04/15/2026	4.125%	200,000	196,325
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	1,246,000	1,283,411
MGM Resorts International
09/15/2029	6.125%	208,000	207,461
04/15/2032	6.500%	778,000	775,049
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	1,934,000	1,823,701
Penn National Gaming, Inc.(d)
01/15/2027	5.625%	150,000	147,680
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	2,403,000	2,302,973
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(d)
05/15/2028	7.000%	787,000	788,955
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	559,779
Wynn Resorts Finance LLC/Capital Corp.(d)
03/15/2033	6.250%	1,308,000	1,282,844
Total			16,939,877
Health Care 6.3%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	76,000	72,633
04/15/2029	5.000%	2,233,000	2,085,017
Avantor Funding, Inc.(d)
07/15/2028	4.625%	78,000	74,429
11/01/2029	3.875%	1,985,000	1,814,814
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,000,000	1,040,095
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	238,095
03/15/2029	3.750%	1,131,000	1,036,401
03/15/2031	4.000%	1,569,000	1,397,138
CHS/Community Health Systems, Inc.(d)
03/15/2027	5.625%	702,000	673,181
05/15/2030	5.250%	3,370,000	2,770,426
02/15/2031	4.750%	212,000	164,688
01/15/2032	10.875%	572,000	590,142
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,250,000	1,278,200
DaVita, Inc.(d)
06/01/2030	4.625%	651,000	597,998
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	280,416
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	192,438
IQVIA, Inc.(d)
05/15/2027	5.000%	1,046,000	1,027,544
05/15/2030	6.500%	511,000	520,399
Medline Borrower LP/Co-Issuer, Inc.(d)
04/01/2029	6.250%	1,284,000	1,297,070
Mozart Debt Merger Sub, Inc.(d)
04/01/2029	3.875%	1,959,000	1,814,739
10/01/2029	5.250%	3,487,000	3,357,125
Select Medical Corp.(d)
12/01/2032	6.250%	1,316,000	1,266,891
Star Parent, Inc.(d)
10/01/2030	9.000%	2,759,000	2,865,823
Teleflex, Inc.
11/15/2027	4.625%	599,000	580,887
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teleflex, Inc.(d)
06/01/2028	4.250%	1,374,000	1,304,099
Tenet Healthcare Corp.
02/01/2027	6.250%	1,288,000	1,285,898
11/01/2027	5.125%	304,000	298,096
06/15/2028	4.625%	799,000	765,273
06/01/2029	4.250%	839,000	786,917
01/15/2030	4.375%	1,529,000	1,419,590
Total			32,896,462
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	400,000	381,418
Independent Energy 5.2%
Baytex Energy Corp.(d)
04/30/2030	8.500%	1,265,000	1,295,524
03/15/2032	7.375%	1,305,000	1,271,939
Civitas Resources, Inc.(d)
11/01/2030	8.625%	2,475,000	2,593,071
07/01/2031	8.750%	379,000	395,144
CNX Resources Corp.(d)
01/15/2029	6.000%	1,055,000	1,034,156
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	3,887,000	3,814,569
Comstock Resources, Inc.(d)
03/01/2029	6.750%	155,000	151,061
01/15/2030	5.875%	83,000	77,579
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	226,000	229,093
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	1,325,000	1,284,881
02/01/2029	5.750%	1,334,000	1,272,696
11/01/2033	8.375%	1,739,000	1,775,585
02/15/2035	7.250%	1,869,000	1,759,005
Matador Resources Co.(d)
04/15/2028	6.875%	1,023,000	1,036,968
04/15/2032	6.500%	1,543,000	1,523,688
04/15/2033	6.250%	1,059,000	1,029,442
Permian Resources Operating LLC(d)
01/15/2032	7.000%	2,002,000	2,035,369
02/01/2033	6.250%	771,000	761,259
SM Energy Co.
01/15/2027	6.625%	284,000	283,374
07/15/2028	6.500%	1,286,000	1,279,002
SM Energy Co.(d)
08/01/2029	6.750%	769,000	761,336
08/01/2032	7.000%	1,283,000	1,263,344
Total			26,928,085
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 4.0%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,378,000	1,305,980
Carnival Corp.(d)
08/01/2028	4.000%	3,553,000	3,366,162
08/15/2029	7.000%	988,000	1,028,781
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	622,000	662,609
Cinemark USA, Inc.(d)
07/15/2028	5.250%	795,000	774,828
08/01/2032	7.000%	746,000	760,908
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	1,073,000	1,036,861
NCL Corp., Ltd.(d)
02/15/2027	5.875%	234,000	233,367
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	78,000	76,571
08/31/2026	5.500%	74,000	73,932
09/30/2031	5.625%	1,044,000	1,026,704
03/15/2032	6.250%	766,000	775,891
02/01/2033	6.000%	1,538,000	1,534,505
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	2,551,000	2,604,951
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	1,795,000	1,818,386
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,026,000	1,037,073
Viking Cruises Ltd.(d)
07/15/2031	9.125%	1,656,000	1,779,433
VOC Escrow Ltd.(d)
02/15/2028	5.000%	799,000	778,163
Total			20,675,105
Lodging 0.7%
Hilton Domestic Operating Co., Inc.(d)
03/15/2033	5.875%	1,301,000	1,279,037
Hilton Grand Vacations Borrower Escrow LLC(d)
07/01/2031	4.875%	1,145,000	1,023,881
01/15/2032	6.625%	1,408,000	1,412,563
Total			3,715,481
Media and Entertainment 2.7%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	487,000	509,896
04/01/2030	7.875%	1,305,000	1,342,809
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	2,667,000	2,567,946
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	748,000	765,787
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,101,000	1,024,483
03/15/2030	4.625%	2,228,000	2,057,109
02/15/2031	7.375%	1,992,000	2,081,773
Roblox Corp.(d)
05/01/2030	3.875%	2,317,000	2,088,314
Univision Communications, Inc.(d)
08/15/2028	8.000%	526,000	535,615
06/30/2030	7.375%	1,062,000	1,017,044
Total			13,990,776
Metals and Mining 3.2%
Alcoa Nederland Holding BV(d)
03/15/2031	7.125%	995,000	1,028,279
Allegheny Technologies, Inc.
10/01/2029	4.875%	819,000	779,876
10/01/2031	5.125%	1,655,000	1,555,754
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	781,000	772,351
Constellium SE(d)
04/15/2029	3.750%	1,667,000	1,508,970
08/15/2032	6.375%	2,861,000	2,778,021
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	273,107
04/01/2029	6.125%	3,135,000	3,142,459
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	2,915,000	2,571,837
Novelis Corp.(d)
11/15/2026	3.250%	284,000	270,805
01/30/2030	4.750%	1,103,000	1,022,678
08/15/2031	3.875%	1,187,000	1,023,180
Total			16,727,317
Midstream 5.4%
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,272,000	1,281,820
CNX Midstream Partners LP(d)
04/15/2030	4.750%	2,536,000	2,315,738
DCP Midstream Operating LP
04/01/2044	5.600%	336,000	313,507
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	2,491,000	2,576,309
DT Midstream, Inc.(d)
06/15/2031	4.375%	1,389,000	1,268,515
EQM Midstream Partners LP(d)
07/01/2027	6.500%	539,000	546,239
04/01/2029	6.375%	162,000	162,572
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
10/01/2025	5.750%	596,000	595,595
06/01/2026	6.000%	755,000	755,475
04/28/2027	5.625%	3,932,000	3,909,185
Sunoco LP(d)
05/01/2029	7.000%	1,269,000	1,302,252
05/01/2032	7.250%	1,255,000	1,296,366
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,354,000	2,337,689
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	2,005,000	1,799,032
11/01/2033	3.875%	3,026,000	2,602,007
Venture Global LNG, Inc.(d),(f),(g)
	9.000%	1,507,000	1,575,965
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	1,554,000	1,717,341
01/15/2030	7.000%	782,000	793,944
02/01/2032	9.875%	923,000	1,014,222
Total			28,163,773
Oil Field Services 2.2%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	769,000	769,459
Kodiak Gas Services LLC(d)
02/15/2029	7.250%	1,252,000	1,276,832
Nabors Industries, Inc.(d)
05/15/2027	7.375%	765,000	764,382
01/31/2030	9.125%	1,481,000	1,504,944
08/15/2031	8.875%	1,324,000	1,229,569
Noble Finance II LLC(d)
04/15/2030	8.000%	1,532,000	1,546,920
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	943,092	964,982
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	2,249,000	2,294,222
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,270,000	1,291,885
Total			11,643,195
Other Industry 0.3%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	812,000	773,975
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	758,000	766,793
Total			1,540,768
Other REIT 2.5%
Ladder Capital Finance Holdings LLLP(d)
07/15/2031	7.000%	1,241,000	1,274,882
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	255,000	254,657
02/01/2027	4.250%	2,408,000	2,322,094
06/15/2029	4.750%	1,451,000	1,369,079
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,338,000	1,310,038
05/15/2029	4.875%	825,000	775,969
02/01/2030	7.000%	484,000	490,958
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	496,000	508,703
02/15/2029	4.500%	545,000	513,721
04/01/2032	6.500%	772,000	775,613
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	188,516
09/15/2029	4.000%	859,000	777,290
Service Properties Trust(d)
11/15/2031	8.625%	1,247,000	1,299,443
XHR LP(d)
05/15/2030	6.625%	1,037,000	1,040,366
Total			12,901,329
Packaging 0.9%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	2,731,000	2,346,454
Canpack SA/US LLC(d)
11/15/2029	3.875%	1,738,000	1,569,508
Sealed Air Corp.(d)
02/01/2028	6.125%	54,000	54,202
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	986,000	972,462
Total			4,942,626
Paper 0.2%
Glatfelter Corp.(d)
11/15/2031	7.250%	1,064,000	1,040,720
Pharmaceuticals 1.6%
Bausch Health Companies, Inc.(d)
11/01/2025	5.500%	220,000	215,306
08/15/2027	5.750%	584,000	508,240
06/01/2028	4.875%	1,901,000	1,524,160
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,301,000	2,115,532
Jazz Securities DAC(d)
01/15/2029	4.375%	2,186,000	2,060,309
Organon Finance 1 LLC(d)
04/30/2028	4.125%	1,111,000	1,044,085
04/30/2031	5.125%	1,149,000	1,033,167
Total			8,500,799
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 2.7%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,314,964
04/15/2028	6.750%	2,852,000	2,854,476
01/15/2031	7.000%	141,000	141,539
10/01/2031	6.500%	1,304,000	1,291,330
AmWINS Group, Inc.(d)
02/15/2029	6.375%	1,284,000	1,289,679
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	245,000	252,608
HUB International Ltd.(d)
01/31/2032	7.375%	756,000	766,858
HUB International, Ltd.(d)
06/15/2030	7.250%	2,963,000	3,038,122
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	30,000	30
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	645,000	645
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	1,912,000	1,930,791
Radian Group, Inc.
03/15/2027	4.875%	262,000	259,982
05/15/2029	6.200%	105,000	107,798
Ryan Specialty LLC(d)
08/01/2032	5.875%	1,056,000	1,045,033
Total			14,293,855
Railroads 0.7%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	1,825,000	1,834,578
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	1,985,000	2,047,616
Total			3,882,194
Refining 0.1%
HF Sinclair Corp.
04/15/2027	6.375%	360,000	365,075
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,012,000	1,015,588
09/15/2029	5.625%	1,043,000	1,026,654
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	827,000	765,512
Yum! Brands, Inc.
04/01/2032	5.375%	1,329,000	1,288,698
Total			4,096,452
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 2.4%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	555,000	517,583
02/15/2032	5.000%	849,000	777,024
Belron UK Finance PLC(d)
10/15/2029	5.750%	532,000	533,792
Cougar JV Subsidiary LLC(d)
05/15/2032	8.000%	753,000	781,281
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	552,000	516,194
01/15/2030	6.375%	512,000	514,029
Hanesbrands, Inc.(d)
05/15/2026	4.875%	150,000	147,590
02/15/2031	9.000%	959,000	1,022,473
L Brands, Inc.(d)
07/01/2025	9.375%	110,000	111,876
10/01/2030	6.625%	1,532,000	1,543,880
L Brands, Inc.
06/15/2029	7.500%	80,000	82,431
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,393,000	1,300,700
08/01/2031	8.250%	125,000	129,550
Lithia Motors, Inc.(d)
01/15/2031	4.375%	847,000	768,564
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	205,092
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	1,635,000	1,542,436
02/15/2029	7.750%	2,099,000	2,028,427
Total			12,522,922
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	850,000	774,608
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	794,000	776,811
Total			1,551,419
Technology 10.8%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,160,000	1,169,937
Block, Inc.
06/01/2031	3.500%	175,000	154,027
Block, Inc.(d)
05/15/2032	6.500%	1,734,000	1,751,789
Camelot Finance SA(d)
11/01/2026	4.500%	1,885,000	1,833,586
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	1,242,000	1,259,664
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	763,000	754,972
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,938,000	1,804,673
07/01/2029	4.875%	818,000	762,677
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,034,000	2,065,804
06/30/2032	8.250%	2,453,000	2,529,178
Ellucian Holdings, Inc.(d)
12/01/2029	6.500%	776,000	778,554
Entegris Escrow Corp.(d)
04/15/2029	4.750%	1,135,000	1,086,608
06/15/2030	5.950%	2,275,000	2,252,392
GTCR W-2 Merger Sub LLC(d)
01/15/2031	7.500%	2,437,000	2,553,012
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,213,000	2,073,489
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	1,409,000	1,290,576
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(d)
05/01/2029	8.750%	1,798,000	1,841,683
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	853,000	806,879
05/30/2029	9.500%	1,759,000	1,842,987
Iron Mountain Information Management Services, Inc.(d)
07/15/2032	5.000%	435,000	400,507
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	261,269
01/15/2033	6.250%	550,000	548,657
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	2,380,000	2,574,714
NCR Corp.(d)
10/01/2028	5.000%	1,083,000	1,040,897
04/15/2029	5.125%	1,093,000	1,045,918
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,968,000	1,831,825
Picard Midco, Inc.(d)
03/31/2029	6.500%	3,989,000	3,914,823
Seagate HDD
12/15/2029	8.250%	714,000	760,734
07/15/2031	8.500%	714,000	763,799
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	263,072
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	753,000	751,753
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	637,062
08/15/2032	6.750%	2,004,000	2,038,855
SS&C Technologies, Inc.(d)
06/01/2032	6.500%	1,025,000	1,034,103
Synaptics, Inc.(d)
06/15/2029	4.000%	1,134,000	1,032,719
UKG, Inc.(d)
02/01/2031	6.875%	3,267,000	3,315,128
Zebra Technologies Corp.(d)
06/01/2032	6.500%	2,301,000	2,332,544
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	3,689,000	3,344,304
Total			56,505,170
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(d)
01/15/2030	8.250%	749,000	772,640
02/15/2031	8.000%	1,265,000	1,294,476
Total			2,067,116
Wireless 1.1%
SBA Communications Corp.
02/15/2027	3.875%	922,000	882,559
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	2,393,000	2,025,777
07/15/2031	4.750%	2,351,000	2,018,841
04/15/2032	7.750%	1,031,000	1,039,399
Total			5,966,576
Wirelines 1.4%
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	324,000	342,390
03/15/2031	8.625%	1,450,000	1,541,928
Iliad Holding SAS(d)
10/15/2028	7.000%	1,594,000	1,618,780
Iliad Holding SASU(d)
04/15/2031	8.500%	736,000	781,527
04/15/2032	7.000%	784,000	789,144
Optics Bidco SpA(d)
07/18/2036	7.200%	170,000	174,175
06/04/2038	7.721%	585,000	617,903
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,296,000	1,338,359
Total			7,204,206
Total Corporate Bonds & Notes (Cost $504,626,275)			496,721,114

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Foreign Government Obligations(i) 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.9%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	239,000	237,876
11/15/2028	8.500%	1,236,000	1,308,674
05/15/2029	4.250%	1,137,000	1,027,931
02/15/2030	9.000%	1,254,000	1,322,794
12/01/2031	7.000%	516,000	514,291
Total			4,411,566
Total Foreign Government Obligations (Cost $4,490,168)			4,411,566

Senior Loans 0.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.221%	1,942	1,894
Arches Buyer, Inc.(j),(k)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.707%	310,000	302,337
Total			304,231
Property & Casualty 0.1%
Broadstreet Partners, Inc.(j),(k)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.357%	363,260	364,150
Retailers 0.1%
PetSmart LLC(j),(k)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.207%	653,415	650,148
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.4%
Ascend Learning LLC(j),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	7.957%	780,850	784,270
UKG, Inc.(j),(k)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.617%	1,171,841	1,179,270
Total			1,963,540
Total Senior Loans (Cost $3,265,011)			3,282,069

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(l),(m)	5,624,987	5,623,862
Total Money Market Funds (Cost $5,623,862)		5,623,862
Total Investments in Securities (Cost: $522,271,167)		514,009,374
Other Assets & Liabilities, Net		7,511,177
Net Assets		521,520,551
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2024, the total value of these securities amounted to $5, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $460,130,483, which represents 88.23% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2024.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Notes to Portfolio of Investments (continued)
(g)	Perpetual security with no specified maturity date.
(h)	Represents a security in default.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)
The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(l)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	4,364,478	43,259,091	(41,999,545)	(162)	5,623,862	(274)	200,061	5,624,987
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	99	—	5	104
Consumer Discretionary	20,455	—	—	20,455
Industrials	8,901	—	—	8,901
Utilities	—	—	0 *	0 *
Total Common Stocks	29,455	—	5	29,460
Convertible Bonds	—	3,941,303	—	3,941,303
Corporate Bonds & Notes	—	496,721,114	—	496,721,114
Foreign Government Obligations	—	4,411,566	—	4,411,566
Senior Loans	—	3,282,069	—	3,282,069
Money Market Funds	5,623,862	—	—	5,623,862
Total Investments in Securities	5,653,317	508,356,052	5	514,009,374

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $516,647,305)	$508,385,512
Affiliated issuers (cost $5,623,862)	5,623,862
Cash	16,771
Receivable for:
Investments sold	2,944
Capital shares sold	106,578
Dividends	25,163
Interest	8,284,739
Foreign tax reclaims	21,029
Expense reimbursement due from Investment Manager	1,437
Prepaid expenses	4,292
Total assets	522,472,327
Liabilities
Payable for:
Capital shares redeemed	666,929
Management services fees	9,299
Distribution and/or service fees	565
Service fees	29,955
Compensation of chief compliance officer	25
Compensation of board members	418
Other expenses	25,837
Deferred compensation of board members	218,748
Total liabilities	951,776
Net assets applicable to outstanding capital stock	$521,520,551
Represented by
Paid in capital	529,666,982
Total distributable earnings (loss)	(8,146,431)
Total - representing net assets applicable to outstanding capital stock	$521,520,551
Class 1
Net assets	$391,887,258
Shares outstanding	61,681,148
Net asset value per share	$6.35
Class 2
Net assets	$35,756,371
Shares outstanding	5,678,207
Net asset value per share	$6.30
Class 3
Net assets	$93,876,922
Shares outstanding	14,651,615
Net asset value per share	$6.41
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$921
Dividends — affiliated issuers	200,061
Interest	10,888,925
Foreign taxes withheld	(2,351)
Total income	11,087,556
Expenses:
Management services fees	1,156,460
Distribution and/or service fees
Class 2	87,784
Class 3	119,836
Service fees	119,301
Custodian fees	4,957
Printing and postage fees	20,474
Accounting services fees	31,493
Legal fees	13,545
Compensation of chief compliance officer	25
Compensation of board members	12,053
Deferred compensation of board members	51,565
Other	8,253
Total expenses	1,625,746
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(293,583)
Total net expenses	1,332,163
Net investment income	9,755,393
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,633,653)
Investments — affiliated issuers	(274)
Net realized loss	(2,633,927)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,818,699)
Investments — affiliated issuers	(162)
Net change in unrealized appreciation (depreciation)	(2,818,861)
Net realized and unrealized loss	(5,452,788)
Net increase in net assets resulting from operations	$4,302,605
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$9,755,393	$7,834,517
Net realized loss	(2,633,927)	(3,359,482)
Net change in unrealized appreciation (depreciation)	(2,818,861)	11,277,632
Net increase in net assets resulting from operations	4,302,605	15,752,667
Distributions to shareholders
Net investment income and net realized gains
Class 1	(942,010)	(826,064)
Class 2	(1,880,956)	(1,622,542)
Class 3	(5,163,180)	(4,855,793)
Total distributions to shareholders	(7,986,146)	(7,304,399)
Increase (decrease) in net assets from capital stock activity	377,195,652	(5,881,832)
Total increase in net assets	373,512,111	2,566,436
Net assets at beginning of year	148,008,440	145,442,004
Net assets at end of year	$521,520,551	$148,008,440

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	59,613,590	382,716,511	153,955	952,187
Distributions reinvested	150,963	942,010	137,448	826,064
Shares redeemed	(665,744)	(4,243,862)	(365,238)	(2,234,878)
Net increase (decrease)	59,098,809	379,414,659	(73,835)	(456,627)
Class 2
Shares sold	596,686	3,771,131	567,945	3,451,792
Distributions reinvested	304,362	1,880,956	271,783	1,622,542
Shares redeemed	(679,955)	(4,305,692)	(810,276)	(4,933,649)
Net increase	221,093	1,346,395	29,452	140,685
Class 3
Shares sold	498,199	3,212,010	249,821	1,555,776
Distributions reinvested	820,855	5,163,180	801,286	4,855,793
Shares redeemed	(1,853,720)	(11,940,592)	(1,945,915)	(11,977,459)
Net decrease	(534,666)	(3,565,402)	(894,808)	(5,565,890)
Total net increase (decrease)	58,785,236	377,195,652	(939,191)	(5,881,832)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2024	$6.35	0.36	0.01 (c)	0.37	(0.37)	—	(0.37)
Year Ended 12/31/2023	$6.00	0.34	0.34	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$7.33	0.31	(1.03)	(0.72)	(0.37)	(0.24)	(0.61)
Year Ended 12/31/2021	$7.71	0.33	0.01 (c)	0.34	(0.72)	—	(0.72)
Year Ended 12/31/2020	$7.64	0.35	0.08	0.43	(0.36)	—	(0.36)
Class 2
Year Ended 12/31/2024	$6.30	0.34	0.01 (c)	0.35	(0.35)	—	(0.35)
Year Ended 12/31/2023	$5.95	0.32	0.34	0.66	(0.31)	—	(0.31)
Year Ended 12/31/2022	$7.27	0.29	(1.02)	(0.73)	(0.35)	(0.24)	(0.59)
Year Ended 12/31/2021	$7.66	0.30	0.01 (c)	0.31	(0.70)	—	(0.70)
Year Ended 12/31/2020	$7.59	0.33	0.08	0.41	(0.34)	—	(0.34)
Class 3
Year Ended 12/31/2024	$6.40	0.36	0.01 (c)	0.37	(0.36)	—	(0.36)
Year Ended 12/31/2023	$6.04	0.33	0.35	0.68	(0.32)	—	(0.32)
Year Ended 12/31/2022	$7.38	0.30	(1.04)	(0.74)	(0.36)	(0.24)	(0.60)
Year Ended 12/31/2021	$7.75	0.32	0.02 (c)	0.34	(0.71)	—	(0.71)
Year Ended 12/31/2020	$7.68	0.34	0.08	0.42	(0.35)	—	(0.35)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$6.35	5.90%	0.78%	0.64%	5.80%	34%	$391,887
Year Ended 12/31/2023	$6.35	11.56%	0.80%	0.64%	5.54%	24%	$16,407
Year Ended 12/31/2022	$6.00	(10.01% )	0.79%	0.64%	4.79%	26%	$15,940
Year Ended 12/31/2021	$7.33	4.50%	0.77%	0.66%	4.26%	50%	$19,891
Year Ended 12/31/2020	$7.71	5.90%	0.73%	0.67%	4.74%	58%	$194,656
Class 2
Year Ended 12/31/2024	$6.30	5.71%	1.06%	0.89%	5.38%	34%	$35,756
Year Ended 12/31/2023	$6.30	11.36%	1.05%	0.89%	5.29%	24%	$34,375
Year Ended 12/31/2022	$5.95	(10.22% )	1.04%	0.89%	4.55%	26%	$32,300
Year Ended 12/31/2021	$7.27	4.14%	1.05%	0.90%	4.07%	50%	$36,232
Year Ended 12/31/2020	$7.66	5.67%	0.98%	0.92%	4.49%	58%	$35,700
Class 3
Year Ended 12/31/2024	$6.41	5.90%	0.94%	0.76%	5.50%	34%	$93,877
Year Ended 12/31/2023	$6.40	11.51%	0.93%	0.77%	5.41%	24%	$97,226
Year Ended 12/31/2022	$6.04	(10.21% )	0.91%	0.76%	4.66%	26%	$97,202
Year Ended 12/31/2021	$7.38	4.48%	0.92%	0.78%	4.19%	50%	$124,846
Year Ended 12/31/2020	$7.75	5.74%	0.86%	0.80%	4.62%	58%	$132,293
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.66% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.64
Class 2	0.89
Class 3	0.765
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, principal and/or interest from fixed income securities, capital loss carryforwards and trustees’ deferred compensation.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
46,723	(46,723)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2024			Year Ended December 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
7,986,146	—	7,986,146	7,304,399	—	7,304,399
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
9,741,284	—	(9,146,225)	(8,522,743)
At December 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
522,532,117	626,952	(9,149,695)	(8,522,743)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(1,070,114)	(8,076,111)	(9,146,225)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $428,775,871 and $57,133,238, respectively, for the year ended December 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended December 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 96.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Variable Portfolio – Income Opportunities Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Income Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Income Opportunities Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and agent banks. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 24, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Variable Portfolio – Income Opportunities Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7011_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025